Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Materials Index ETF	Nov. 29, 2022
Fidelity MSCI Materials Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	27.60%
Past 5 years	13.91%
Since Inception	11.01%
Fidelity MSCI Materials Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	27.12%
Past 5 years	13.39%
Since Inception	10.51%
Fidelity MSCI Materials Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	16.62%
Past 5 years	11.03%
Since Inception	8.84%
IXWN3
Average Annual Return:
Past 1 year	27.44%
Past 5 years	13.96%
Since Inception	11.06%	[1]
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Since Inception	15.26%	[1]

[1]	A From October 21, 2013